UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22216

             GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                       Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                       Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

Semiannual Report — June 30, 2020

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Vincent Hugonnard-Roche

To Our Shareholders,

For the six months ended June 30, 2020, the net asset value (NAV) total return of the GAMCO Natural Resources, Gold & Income Trust (the Fund) was (3.1)%, compared with total returns of (15.1)% and 21.3% for the Chicago Board Options Exchange (CBOE) Standard & Poor’s (S&P) 500 Buy/Write Index and the Philadelphia Gold & Silver (XAU) Index, respectively. The total return for the Fund’s publicly traded shares was (14.2)%. The Fund’s NAV per share was $5.63, while the price of the publicly traded shares closed at $4.81 on the New York Stock Exchange (NYSE). See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2020.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2020 (a) (Unaudited)
	Year to Date	1 Year	3 Year	5 Year	Since Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust
NAV Total Return (b)	(3.10)%	1.57%	2.08%	1.87%	(2.58)%
Investment Total Return (c)	(14.21)	(7.56)	(1.10)	1.55	(4.24)
CBOE S&P 500 Buy/Write Index	(15.11)	(10.94)	(0.48)	2.81	4.82
XAU Index	21.33	54.25	17.93	16.28	(3.41	)(d)
Dow Jones U.S. Basic Materials Index	(7.90)	(3.66)	2.13	4.31	3.88	(d)
S&P Global Agribusiness Equity Index	(19.07)	3.33	(1.35)	(0.20)	2.11	(d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data are available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments before options written as of June 30, 2020:

GAMCO Natural Resources, Gold & Income Trust

Long Positions

Metals and Mining	51.3%
U.S. Government Obligations	15.4%
Energy and Energy Services	14.0%
Health Care	6.5%
Machinery	4.5%
Agriculture	3.6%
Food and Beverage	2.6%
Specialty Chemicals	2.1%

100.0%

Short Positions

Call Options Written	(8.5)%
Put Options Written	(0.3)%

(8.8)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 5, 2020, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 84.0%
	Agriculture — 3.6%
52,000	Archer-Daniels-Midland Co.(a)	$2,599,640	$2,074,800
30,500	Bunge Ltd.(a)	2,448,709	1,254,465
74,990	Nutrien Ltd.(a)	5,008,378	2,407,179

		10,056,727	5,736,444

	Energy and Energy Services — 14.0%
11,700	Apache Corp.	671,976	157,950
13,500	Baker Hughes Co.	772,010	207,765
52,000	BP plc, ADR(a)	2,169,559	1,212,640
21,300	Cabot Oil & Gas Corp.	548,426	365,934
27,300	Chevron Corp.(a)	3,333,963	2,435,979
7,400	Concho Resources Inc.(a)	857,885	381,100
16,800	ConocoPhillips	826,828	705,936
13,000	Devon Energy Corp.	465,616	147,420
6,000	Diamondback Energy Inc.	490,740	250,920
61,500	Eni SpA	1,180,863	586,616
18,200	EOG Resources Inc.(a)	1,704,255	922,012
62,000	Exxon Mobil Corp.(a)	5,489,267	2,772,640
26,600	Halliburton Co.(a)	1,212,877	345,268
5,000	Helmerich & Payne Inc.	379,730	97,550
4,700	Hess Corp.(a)	322,465	243,507
6,500	HollyFrontier Corp.	464,815	189,800
69,682	Kinder Morgan Inc.(a)	1,480,835	1,057,076
24,895	Marathon Petroleum Corp.(a)	1,518,659	930,575
7,100	Noble Energy Inc.	258,099	63,616
8,098	Occidental Petroleum Corp.(a)	368,071	148,193
14,500	ONEOK Inc.	1,040,395	481,690
15,200	Phillips 66(a)	1,603,064	1,092,880
5,100	Pioneer Natural Resources Co.(a)	992,032	498,270
150,500	Royal Dutch Shell plc, Cl. A	4,432,379	2,400,048
51,970	Schlumberger Ltd.(a)	2,812,427	955,728
21,000	Suncor Energy Inc.(a)	841,298	354,060
15,000	Sunoco LP	280,701	342,450
42,200	The Williams Companies Inc.(a)	1,819,630	802,644
41,500	TOTAL SA, ADR(a)	2,450,078	1,596,090
16,300	Valero Energy Corp.(a)	1,635,503	958,766

		42,424,446	22,705,123

	Food and Beverage — 2.6%
88,594	Mowi ASA	2,175,026	1,681,171
15,000	Pilgrim’s Pride Corp.†	491,025	253,350
39,000	Tyson Foods Inc., Cl. A(a)	3,491,940	2,328,690

		6,157,991	4,263,211

	Health Care — 6.5%
12,900	IDEXX Laboratories Inc.†(a)	3,786,073	4,259,064
46,000	Zoetis Inc.(a)	6,359,532	6,303,840

		10,145,605	10,562,904

	Machinery — 4.5%
22,500	AGCO Corp.	1,742,679	1,247,850
147,000	CNH Industrial NV†(a)	1,994,085	1,033,410

Shares		Cost	Market Value
24,300	Deere & Co.(a)	$4,095,308	$3,818,745
80,000	Kubota Corp.	1,146,326	1,191,387

		8,978,398	7,291,392

	Metals and Mining — 50.7%
70,000	Agnico Eagle Mines Ltd.(a)	4,002,759	4,484,200
468,916	Alamos Gold Inc., Cl. A(a)	3,997,013	4,398,432
78,000	AngloGold Ashanti Ltd., ADR(a)	1,907,394	2,300,220
483,500	B2Gold Corp.	2,131,820	2,751,115
280,694	Barrick Gold Corp.(a)	5,493,867	7,561,896
475,000	Belo Sun Mining Corp.†	360,402	290,402
29,000	BHP Group Ltd., ADR(a)	1,543,840	1,442,170
875,000	Centamin plc	1,581,172	1,988,439
99,000	Centerra Gold Inc.	823,677	1,104,781
75,000	Dundee Precious Metals Inc.	331,462	493,886
53,000	Eldorado Gold Corp.†	478,701	514,100
85,000	Endeavour Mining Corp.†	1,686,952	2,056,755
145,000	Equinox Gold Corp.†	1,073,128	1,626,900
451,000	Evolution Mining Ltd.	1,229,133	1,764,697
100,000	Fortuna Silver Mines Inc.†	524,835	509,000
41,600	Franco-Nevada Corp.(a)	4,592,883	5,809,024
124,274	Fresnillo plc	2,487,621	1,295,650
748,733	Gold Road Resources Ltd.†	742,330	862,887
221,124	Harmony Gold Mining Co. Ltd., ADR†	784,699	922,087
481,500	Hochschild Mining plc	1,654,915	1,158,645
53,500	Kinross Gold Corp.†	371,108	386,270
145,126	Kirkland Lake Gold Ltd.(a)	6,017,599	5,984,996
10,000	Labrador Iron Ore Royalty Corp.	182,294	178,771
68,000	MAG Silver Corp.†	805,998	958,800
180,952	Newcrest Mining Ltd.	3,798,705	3,937,295
75,156	Newmont Corp.(a)	3,431,714	4,640,132
67,085	Northern Dynasty Minerals Ltd.†	142,578	95,932
309,357	Northern Star Resources Ltd.	2,227,879	2,852,181
359,975	OceanaGold Corp.†	1,294,575	837,891
98,700	Osisko Gold Royalties Ltd.	1,300,031	985,837
29,100	Pan American Silver Corp.	1,584,272	884,349
600,000	Perseus Mining Ltd.†	1,878,228	542,417
126,000	Pretium Resources Inc.†	1,283,427	1,058,400
51,000	Rio Tinto plc, ADR(a)	3,061,781	2,865,180
13,900	Royal Gold Inc.(a)	1,592,242	1,728,048
403,000	Saracen Mineral Holdings Ltd.†	864,312	1,507,353
116,000	SEMAFO Inc.†	342,575	395,610
102,000	SSR Mining Inc.†	1,601,276	2,175,660
66,000	Teranga Gold Corp.†	430,354	597,967
42,500	Torex Gold Resources Inc.†	850,703	669,619
10	Westgold Resources Ltd.†	14	15
120,750	Wheaton Precious Metals Corp.(a)	3,924,633	5,319,038

		74,414,901	81,937,047

	Specialty Chemicals — 2.1%
26,000	CF Industries Holdings Inc.(a)	1,396,966	731,640

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
20,000	FMC Corp.(a)	$1,970,200	$1,992,400
58,500	The Mosaic Co.(a)	2,896,352	731,835

		6,263,518	3,455,875

	TOTAL COMMON STOCKS	158,441,586	135,951,996

	RIGHTS — 0.1%
	Metals and Mining — 0.1%
90,000	Pan American Silver Corp., CVR†	20,700	61,740

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.5%
	Metals and Mining — 0.5%
$ 200,000	Fortuna Silver Mines Inc. 4.650%, 10/31/24	200,000	223,620
350,000	Osisko Gold Royalties Ltd. 4.000%, 12/31/22	273,022	261,456
350,000	Pretium Resources Inc. 2.250%, 03/15/22	350,000	325,325

		823,022	810,401

	TOTAL CONVERTIBLE CORPORATE BONDS	823,022	810,401

	U.S. GOVERNMENT OBLIGATIONS — 15.4%
24,960,000	U.S. Treasury Bills, 0.050% to 1.429%††, 07/23/20 to 11/19/20(b)	24,939,470	24,952,018

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0%		$184,224,778	161,776,155

OPTIONS WRITTEN — (8.8)% (Premiums received $9,779,777)			(14,282,198)

Other Assets and Liabilities (Net)			(1,035,440)

PREFERRED SHARES (1,170,102 preferred shares outstanding)			(29,252,550)

NET ASSETS — COMMON SHARES (20,801,934 common shares outstanding)			$117,205,967

NET ASSET VALUE PER COMMON SHARE ($117,205,967 ÷ 20,801,934 shares outstanding)			$5.63

(a)	Securities, or a portion thereof, with a value of $68,188,050 were deposited with the broker as collateral for options written.
(b)	At June 30, 2020, $17,200,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	77.7%	$125,740,911
Asia/Pacific	8.5	13,746,906
Europe	8.3	13,363,594
Latin America	2.8	4,511,050
South Africa	2.0	3,222,307
Japan	0.7	1,191,387

Total Investments — Long Positions	100.0%	$161,776,155

Short Positions
North America	(8.6)%	$(13,850,650)
Europe	(0.1)	(169,970)
Japan	(0.1)	(143,409)
Asia/Pacific	(0.0)**	(118,169)

Total Investments — Short Positions	(8.8)%	$(14,282,198)

*	Total investments exclude options written.
**	Amount represents greater than (0.05)%.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

As of June 30, 2020, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

OTC Call Options Written — (5.6)%
AGCO Corp.	Pershing LLC	100	USD	554,600	USD	55.00	08/21/20	$45,864
AGCO Corp.	Pershing LLC	50	USD	277,300	USD	65.00	12/18/20	16,635
Agnico Eagle Mines Ltd.	Pershing LLC	162	USD	1,037,772	USD	70.00	10/16/20	66,349
Agnico Eagle Mines Ltd.	Pershing LLC	215	USD	1,377,290	USD	70.00	01/15/21	128,010
Alamos Gold Inc., Cl. A	Pershing LLC	1,500	USD	1,407,000	USD	7.00	10/16/20	398,353
Alamos Gold Inc., Cl. A	Pershing LLC	1,600	USD	1,500,800	USD	10.00	12/18/20	200,592
AngloGold Ashanti Ltd., ADR	Pershing LLC	200	USD	589,800	USD	32.00	12/18/20	75,133
Apache Corp.	Pershing LLC	60	USD	81,000	USD	27.50	10/16/20	1,726
Apache Corp.	Pershing LLC	39	USD	52,650	USD	12.50	01/15/21	15,942
Archer-Daniels-Midland Co.	Pershing LLC	270	USD	1,077,300	USD	40.00	10/16/20	68,746
Archer-Daniels-Midland Co.	Pershing LLC	250	USD	997,500	USD	42.00	12/18/20	55,874
B2Gold Corp.	Pershing LLC	1,700	USD	967,300	USD	5.00	07/17/20	132,453
B2Gold Corp.	Pershing LLC	2,500	USD	1,422,500	USD	4.50	11/20/20	379,769
B2Gold Corp.	Pershing LLC	400	USD	227,600	USD	5.50	04/16/21	55,817
Baker Hughes Co.	Pershing LLC	70	USD	107,730	USD	21.00	07/17/20	136
Baker Hughes Co.	Pershing LLC	65	USD	100,035	USD	15.00	12/18/20	16,241
Barrick Gold Corp.	Pershing LLC	505	USD	1,360,470	USD	21.00	10/16/20	324,346
Barrick Gold Corp.	Pershing LLC	504	USD	1,357,776	USD	22.00	10/16/20	283,874
Barrick Gold Corp.	Pershing LLC	560	USD	1,508,640	USD	24.00	11/20/20	255,833
Barrick Gold Corp.	Pershing LLC	550	USD	1,481,700	USD	26.00	12/18/20	206,653
Barrick Gold Corp.	Pershing LLC	550	USD	1,481,700	USD	28.00	12/18/20	163,261
BHP Group Ltd., ADR	Pershing LLC	90	USD	447,570	USD	45.00	11/20/20	58,606
BHP Group Ltd., ADR	Pershing LLC	100	USD	497,300	USD	45.00	12/18/20	68,783
BHP Group Ltd., ADR	Pershing LLC	100	USD	497,300	USD	45.00	01/15/21	72,008
BP plc, ADR	Pershing LLC	140	USD	326,480	USD	24.00	07/17/20	7,411
BP plc, ADR	Pershing LLC	140	USD	326,480	USD	27.00	11/20/20	12,753
BP plc, ADR	Pershing LLC	100	USD	233,200	USD	26.50	12/18/20	11,803
BP plc, ADR	Pershing LLC	140	USD	326,480	USD	30.00	12/18/20	7,620
Bunge Ltd.	Pershing LLC	150	USD	616,950	USD	45.00	10/16/20	32,495
Bunge Ltd.	Pershing LLC	150	USD	616,950	USD	47.50	12/18/20	33,646
Cabot Oil & Gas Corp.	Pershing LLC	80	USD	137,440	USD	16.00	08/21/20	15,456
Cabot Oil & Gas Corp.	Pershing LLC	80	USD	137,440	USD	21.00	10/16/20	3,724
CF Industries Holdings Inc.	Pershing LLC	100	USD	281,400	USD	35.00	11/20/20	10,061
CF Industries Holdings Inc.	Pershing LLC	130	USD	365,820	USD	30.00	12/18/20	35,687
Chevron Corp.	Pershing LLC	80	USD	713,840	USD	75.00	10/16/20	129,692

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Chevron Corp.	Pershing LLC	40	USD	356,920	USD	92.50	01/15/21	$30,027
Chevron Corp.	Pershing LLC	73	USD	651,379	USD	105.00	01/15/21	25,629
Cimarex Energy Co.	Pershing LLC	15	USD	41,235	USD	40.00	09/18/20	837
CNH Industrial NV	Pershing LLC	490	USD	344,470	USD	7.50	11/20/20	40,351
CNH Industrial NV	Pershing LLC	490	USD	344,470	USD	8.50	12/18/20	29,749
Concho Resources Inc.	Pershing LLC	20	USD	103,000	USD	65.00	11/20/20	5,759
Concho Resources Inc.	Pershing LLC	20	USD	103,000	USD	65.00	01/15/21	7,889
ConocoPhillips	Pershing LLC	45	USD	189,090	USD	35.00	10/16/20	38,560
ConocoPhillips	Pershing LLC	50	USD	210,100	USD	37.50	11/20/20	37,645
ConocoPhillips	Pershing LLC	18	USD	75,636	USD	48.00	12/18/20	5,447
Deere & Co.	Pershing LLC	50	USD	785,750	USD	155.00	09/18/20	62,190
Deere & Co.	Pershing LLC	85	USD	1,335,775	USD	150.00	12/18/20	173,878
Devon Energy Corp.	Pershing LLC	60	USD	68,040	USD	26.00	07/17/20	1
Diamondback Energy Inc.	Pershing LLC	20	USD	83,640	USD	40.00	12/18/20	18,293
Diamondback Energy Inc.	Pershing LLC	20	USD	83,640	USD	70.00	01/15/21	4,483
Eni SpA	Morgan Stanley	40	EUR	169,800	EUR	9.00	10/16/20	5,446
EOG Resources Inc.	Pershing LLC	50	USD	253,300	USD	45.00	10/16/20	43,871
EOG Resources Inc.	Pershing LLC	60	USD	303,960	USD	60.00	11/20/20	18,737
EOG Resources Inc.	Pershing LLC	55	USD	278,630	USD	57.50	12/18/20	24,517
Equinox Gold Corp.	Pershing LLC	480	USD	538,560	USD	12.50	11/20/20	54,952
Equinox Gold Corp.	Pershing LLC	485	USD	544,170	USD	12.00	12/18/20	70,724
Exxon Mobil Corp.	Pershing LLC	196	USD	876,512	USD	46.50	09/18/20	45,856
Exxon Mobil Corp.	Pershing LLC	202	USD	903,344	USD	50.00	10/16/20	34,404
Exxon Mobil Corp.	Pershing LLC	100	USD	447,200	USD	48.00	11/20/20	24,341
Exxon Mobil Corp.	Pershing LLC	107	USD	478,504	USD	55.00	12/18/20	12,559
Exxon Mobil Corp.	Pershing LLC	15	USD	67,080	USD	45.00	05/21/21	6,793
FMC Corp.	Pershing LLC	100	USD	996,200	USD	92.50	10/16/20	124,896
FMC Corp.	Pershing LLC	100	USD	996,200	USD	95.00	12/18/20	130,558
Franco-Nevada Corp.	Pershing LLC	132	USD	1,843,248	USD	150.00	11/20/20	142,630
Franco-Nevada Corp.	Pershing LLC	180	USD	2,513,520	USD	145.00	12/18/20	247,942
Halliburton Co.	Pershing LLC	75	USD	97,350	USD	10.00	10/16/20	28,589
Halliburton Co.	Pershing LLC	101	USD	131,098	USD	12.00	12/18/20	29,392
Halliburton Co.	Pershing LLC	90	USD	116,820	USD	15.00	01/15/21	15,620
Helmerich & Payne Inc.	Pershing LLC	23	USD	44,873	USD	35.00	12/18/20	1,037
Hess Corp.	Pershing LLC	23	USD	119,163	USD	65.00	12/18/20	7,920
Hess Corp.	Pershing LLC	24	USD	124,344	USD	60.00	01/15/21	13,142
HollyFrontier Corp.	Pershing LLC	22	USD	64,240	USD	35.00	11/20/20	4,717
HollyFrontier Corp.	Pershing LLC	22	USD	64,240	USD	40.00	12/18/20	2,534
IDEXX Laboratories Inc.	Pershing LLC	45	USD	1,485,720	USD	280.00	12/18/20	288,093
Kinder Morgan Inc.	Pershing LLC	190	USD	288,230	USD	17.00	11/20/20	10,113
Kinder Morgan Inc.	Pershing LLC	235	USD	356,495	USD	19.00	12/18/20	5,878
Kinder Morgan Inc.	Pershing LLC	180	USD	273,060	USD	17.00	01/15/21	14,189
Kirkland Lake Gold Ltd.	Pershing LLC	247	USD	1,018,628	USD	45.00	09/18/20	65,314

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Kirkland Lake Gold Ltd.	Pershing LLC	432	USD	1,781,568	USD	45.00	11/20/20	$171,901
Kirkland Lake Gold Ltd.	Pershing LLC	247	USD	1,018,628	USD	47.00	03/19/21	132,147
Kubota Corp.	Pershing LLC	800	JPY	128,640,000	JPY	1,525.00	12/18/20	143,409
Marathon Oil Corp.	Pershing LLC	132	USD	80,784	USD	8.00	12/18/20	10,789
Marathon Petroleum Corp.	Pershing LLC	62	USD	231,756	USD	42.50	11/20/20	19,618
Marathon Petroleum Corp.	Pershing LLC	67	USD	250,446	USD	40.00	12/18/20	29,831
Marathon Petroleum Corp.	Pershing LLC	60	USD	224,280	USD	52.50	01/15/21	9,211
Mowi ASA	Morgan Stanley	30,000	NOK	5,479,500	NOK	167.50	07/17/20	49,892
Mowi ASA	Morgan Stanley	50,000	NOK	9,132,500	NOK	200.00	12/18/20	36,435
Newcrest Mining Ltd.	Morgan Stanley	550	AUD	1,734,150	AUD	33.00	08/21/20	48,981
Newcrest Mining Ltd.	Morgan Stanley	600	AUD	1,891,800	AUD	34.00	10/16/20	69,188
Newmont Corp.	Pershing LLC	30	USD	185,220	USD	70.00	09/18/20	6,524
Newmont Corp.	Pershing LLC	225	USD	1,389,150	USD	50.00	10/16/20	291,125
Newmont Corp.	Pershing LLC	225	USD	1,389,150	USD	65.00	11/20/20	119,000
Noble Energy Inc.	Pershing LLC	30	USD	26,880	USD	20.00	08/21/20	204
Nutrien Ltd.	Pershing LLC	250	USD	802,500	USD	37.00	10/16/20	26,830
Nutrien Ltd.	Pershing LLC	250	USD	802,500	USD	35.00	11/20/20	48,739
Nutrien Ltd.	Pershing LLC	250	USD	802,500	USD	40.00	12/18/20	18,321
Occidental Petroleum Corp.	Pershing LLC	41	USD	75,030	USD	35.00	07/17/20	1
Occidental Petroleum Corp.	Pershing LLC	40	USD	73,200	USD	35.00	09/18/20	729
ONEOK Inc.	Pershing LLC	65	USD	215,930	USD	70.00	07/17/20	0
ONEOK Inc.	Pershing LLC	40	USD	132,880	USD	27.50	10/16/20	28,498
ONEOK Inc.	Pershing LLC	40	USD	132,880	USD	40.00	12/18/20	9,117
Pan American Silver Corp.	Pershing LLC	146	USD	443,694	USD	28.00	03/19/21	100,539
Phillips 66	Pershing LLC	40	USD	287,600	USD	67.50	08/21/20	28,412
Phillips 66	Pershing LLC	42	USD	301,980	USD	70.00	11/20/20	35,360
Phillips 66	Pershing LLC	35	USD	251,650	USD	85.00	12/18/20	12,280
Phillips 66	Pershing LLC	35	USD	251,650	USD	70.00	01/15/21	33,691
Pilgrim’s Pride Corp.	Pershing LLC	50	USD	84,450	USD	22.00	11/20/20	2,682
Pioneer Natural Resources Co.	Pershing LLC	18	USD	175,860	USD	144.00	07/17/20	5
Rio Tinto plc, ADR	Pershing LLC	170	USD	955,060	USD	50.00	10/16/20	119,506
Rio Tinto plc, ADR	Pershing LLC	170	USD	955,060	USD	50.00	12/18/20	134,042
Rio Tinto plc, ADR	Pershing LLC	170	USD	955,060	USD	58.00	01/15/21	71,285
Royal Dutch Shell plc, Cl. A	The Goldman Sachs Group Inc.	37	GBP	476,190	GBp	1,300.00	09/18/20	38,974

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Royal Dutch Shell plc, Cl. A	Morgan Stanley	30	GBP	386,100	GBp	1,500.00	12/18/20	$18,207
Royal Dutch Shell plc, Cl. A	The Goldman Sachs Group Inc.	10	GBP	128,700	GBp	1,600.00	12/18/20	3,664
Royal Dutch Shell plc, Cl. A	Morgan Stanley	40	GBP	514,800	GBp	1,600.00	01/15/21	17,352
Royal Gold Inc.	Pershing LLC	30	USD	372,960	USD	105.00	07/17/20	56,155
Royal Gold Inc.	Pershing LLC	54	USD	671,328	USD	115.00	09/18/20	80,535
Royal Gold Inc.	Pershing LLC	55	USD	683,760	USD	115.00	12/18/20	105,884
Schlumberger Ltd.	Pershing LLC	100	USD	183,900	USD	20.00	10/16/20	19,025
Schlumberger Ltd.	Pershing LLC	130	USD	239,070	USD	30.00	11/20/20	4,545
Schlumberger Ltd.	Pershing LLC	90	USD	165,510	USD	18.00	12/18/20	29,382
Schlumberger Ltd.	Pershing LLC	200	USD	367,800	USD	20.00	01/15/21	52,016
SSR Mining Inc.	Pershing LLC	340	USD	725,220	USD	23.00	10/16/20	70,050
Suncor Energy Inc.	Pershing LLC	75	USD	126,450	USD	25.00	12/18/20	1,883
Sunoco LP	Pershing LLC	50	USD	114,150	USD	22.50	09/18/20	9,639
Sunoco LP	Pershing LLC	50	USD	114,150	USD	30.00	10/16/20	1,507
TechnipFMC plc	Pershing LLC	85	USD	58,140	USD	19.00	07/17/20	0
The Mosaic Co.	Pershing LLC	200	USD	250,200	USD	16.00	08/21/20	5,587
The Mosaic Co.	Pershing LLC	200	USD	250,200	USD	15.00	09/18/20	13,297
The Mosaic Co.	Pershing LLC	185	USD	231,435	USD	17.00	12/18/20	13,890
The Williams Companies Inc.	Pershing LLC	110	USD	209,220	USD	21.00	09/18/20	5,928
The Williams Companies Inc.	Pershing LLC	175	USD	332,850	USD	24.00	10/16/20	3,261
The Williams Companies Inc.	Pershing LLC	110	USD	209,220	USD	19.00	11/20/20	19,455
The Williams Companies Inc.	Pershing LLC	27	USD	51,354	USD	22.00	12/18/20	1,770
TOTAL SA, ADR	Pershing LLC	125	USD	480,750	USD	35.00	10/16/20	61,332
TOTAL SA, ADR	Pershing LLC	75	USD	288,450	USD	37.50	11/20/20	29,306
TOTAL SA, ADR	Pershing LLC	50	USD	192,300	USD	40.00	11/20/20	13,760
TOTAL SA, ADR	Pershing LLC	125	USD	480,750	USD	45.00	12/18/20	17,466
Tyson Foods Inc., Cl. A	Pershing LLC	150	USD	895,650	USD	80.00	07/17/20	94
Tyson Foods Inc., Cl. A	Pershing LLC	120	USD	716,520	USD	70.00	10/16/20	18,062
Tyson Foods Inc., Cl. A	Pershing LLC	120	USD	716,520	USD	70.00	12/18/20	29,415
Valero Energy Corp.	Pershing LLC	40	USD	235,280	USD	55.00	10/16/20	32,524
Valero Energy Corp.	Pershing LLC	40	USD	235,280	USD	70.00	11/20/20	12,186
Valero Energy Corp.	Pershing LLC	40	USD	235,280	USD	85.00	12/18/20	5,035
Valero Energy Corp.	Pershing LLC	40	USD	235,280	USD	60.00	01/15/21	29,850
VanEck Vectors Gold Miners ETF	Pershing LLC	595	USD	2,182,460	USD	30.00	10/16/20	445,116

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Wheaton Precious Metals Corp.	Pershing LLC	415	USD	1,828,075	USD	35.00	07/17/20	$369,653
Wheaton Precious Metals Corp.	Pershing LLC	649	USD	2,858,845	USD	45.00	10/16/20	256,387

TOTAL OTC CALL OPTIONS WRITTEN								$9,047,338

OTC Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	Pershing LLC	452	USD	1,710,820	USD	32.50	01/15/21	$129,286
VanEck Vectors Gold Miners ETF	Pershing LLC	1,700	USD	6,235,600	USD	28.00	11/20/20	139,906

TOTAL OTC PUT OPTIONS WRITTEN								$269,192

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value

Exchange Traded Call Options Written — (2.9)%
AGCO Corp.	75	USD	415,950	USD	55.00	11/20/20	$50,100
Agnico Eagle Mines Ltd.	252	USD	1,614,312	USD	70.00	11/20/20	128,772
Alamos Gold Inc., Cl. A	580	USD	544,040	USD	10.00	01/15/21	78,880
AngloGold Ashanti Ltd., ADR	280	USD	825,720	USD	24.00	10/16/20	196,280
AngloGold Ashanti Ltd., ADR	300	USD	884,700	USD	28.00	01/15/21	173,400
B2Gold Corp.	335	USD	190,615	USD	5.00	01/15/21	49,915
Centerra Gold Inc.	250	CAD	378,750	CAD	15.00	10/16/20	28,083
Centerra Gold Inc.	250	CAD	378,750	CAD	16.00	12/18/20	221,899
Chevron Corp.	80	USD	713,840	USD	97.50	12/18/20	42,600
CNH Industrial NV	490	USD	344,470	USD	7.50	09/18/20	24,500
Concho Resources Inc.	20	USD	103,000	USD	75.00	12/18/20	3,050
Deere & Co.	35	USD	550,025	USD	155.00	09/18/20	43,400
Deere & Co.	73	USD	1,147,195	USD	150.00	01/15/21	155,855
Devon Energy Corp.	63	USD	71,442	USD	15.00	01/15/21	7,245
Eldorado Gold Corp.	265	USD	257,050	USD	11.00	10/16/20	27,825
Eldorado Gold Corp.	265	USD	257,050	USD	11.00	01/15/21	42,400
Endeavour Mining Corp.	220	CAD	722,700	CAD	30.00	10/16/20	76,974
Endeavour Mining Corp.	90	CAD	295,650	CAD	28.50	11/20/20	40,936
Endeavour Mining Corp.	90	CAD	295,650	CAD	28.00	12/18/20	44,748
Endeavour Mining Corp.	280	CAD	919,800	CAD	34.00	01/15/21	76,827
Energy Select Sector SPDR ETF	340	USD	1,286,900	USD	36.00	08/21/20	117,300
Energy Select Sector SPDR ETF	300	USD	1,135,500	USD	35.00	09/18/20	139,200
Energy Select Sector SPDR ETF	85	USD	321,725	USD	40.00	12/18/20	27,200
Franco-Nevada Corp.	104	USD	1,452,256	USD	120.00	10/16/20	256,360
Harmony Gold Mining Co. Ltd., ADR	690	USD	287,730	USD	5.00	08/21/20	14,490
Harmony Gold Mining Co. Ltd., ADR	1,845	USD	769,365	USD	4.00	01/15/21	175,275
IDEXX Laboratories Inc.	45	USD	1,485,720	USD	250.00	11/20/20	396,225

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
IDEXX Laboratories Inc.	40	USD	1,320,640	USD	300.00	01/15/21	$213,200
Kinross Gold Corp.	535	USD	386,270	USD	10.00	11/20/20	21,935
Kirkland Lake Gold Ltd.	75	USD	309,300	USD	50.00	07/17/20	750
Kirkland Lake Gold Ltd.	450	USD	1,855,800	USD	40.00	10/16/20	238,500
MAG Silver Corp.	230	USD	324,300	USD	12.50	11/20/20	70,150
MAG Silver Corp.	225	USD	317,250	USD	10.00	12/18/20	112,500
Marathon Petroleum Corp.	60	USD	224,280	USD	42.50	10/16/20	17,700
Newmont Corp.	225	USD	1,389,150	USD	75.00	12/18/20	71,325
Noble Energy Inc.	41	USD	36,736	USD	12.50	11/20/20	3,485
OceanaGold Corp.	1,800	CAD	568,800	CAD	2.50	10/16/20	114,025
Osisko Gold Royalties Ltd.	220	CAD	298,320	CAD	14.00	07/17/20	5,672
Pan American Silver Corp.	75	USD	227,925	USD	23.00	01/15/21	67,500
Pilgrim’s Pride Corp.	50	USD	84,450	USD	27.00	09/18/20	1,000
Pioneer Natural Resources Co.	18	USD	175,860	USD	130.00	09/18/20	2,556
Pioneer Natural Resources Co.	16	USD	156,320	USD	130.00	12/18/20	6,560
Pretium Resources Inc.	310	USD	260,400	USD	10.00	09/18/20	12,400
Pretium Resources Inc.	400	USD	336,000	USD	13.00	01/15/21	14,000
SEMAFO Inc.	660	CAD	305,580	CAD	4.00	12/18/20	52,261
SSR Mining Inc.	260	USD	554,580	USD	20.00	12/18/20	104,000
Torex Gold Resources Inc.	250	CAD	534,750	CAD	18.00	12/18/20	92,074
Torex Gold Resources Inc.	175	CAD	374,325	CAD	20.00	01/15/21	51,884
VanEck Vectors Gold Miners ETF	255	USD	935,340	USD	29.00	09/18/20	201,960
VanEck Vectors Gold Miners ETF	365	USD	1,338,820	USD	44.00	09/18/20	30,660
Zoetis Inc.	100	USD	1,370,400	USD	135.00	07/17/20	39,000
Zoetis Inc.	180	USD	2,466,720	USD	140.00	10/16/20	118,800
Zoetis Inc.	180	USD	2,466,720	USD	125.00	01/15/21	342,000

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$4,645,636

Exchange Traded Put Options Written — (0.2)%
Energy Select Sector SPDR ETF	640	USD	2,422,400	USD	28.00	12/18/20	$82,880
Energy Select Sector SPDR ETF	188	USD	711,580	USD	27.00	01/15/21	28,576
SPDR Gold Shares	40	USD	669,480	USD	150.00	11/20/20	7,520
SPDR Gold Shares	82	USD	1,372,434	USD	151.00	01/15/21	24,436
SPDR S&P Oil & Gas Exploration & Production ETF	280	USD	1,461,040	USD	43.00	10/16/20	78,680
VanEck Vectors Gold Miners ETF	1,850	USD	6,785,800	USD	26.00	07/17/20	1,850
VanEck Vectors Gold Miners ETF	1,630	USD	5,978,840	USD	25.00	12/18/20	89,650
VanEck Vectors Gold Miners ETF	460	USD	1,687,280	USD	18.00	01/15/21	6,440

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$320,032

TOTAL OPTIONS WRITTEN							$14,282,198

GAMCO Natural Resources, Gold & Income Trust

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $184,224,778)	$161,776,155
Foreign currency, at value (cost $5,391)	5,420
Deposit at brokers	437,089
Receivable for investments sold	1,642,334
Dividends and interest receivable	242,440
Deferred offering expense	154,060
Prepaid expenses	2,029

Total Assets	164,259,527

Liabilities:
Options written, at value (premiums received $9,779,777)	14,282,198
Payable to brokers	1,720,432
Payable to custodian	30,382
Distributions payable	21,127
Payable for investments purchased	1,363,315
Payable for investment advisory fees	117,630
Payable for payroll expenses	34,083
Payable for accounting fees	11,250
Other accrued expenses	220,593

Total Liabilities	17,801,010

Preferred Shares, $0.001 par value, unlimited number of shares authorized:
Series A Cumulative Preferred Shares (5.200%, $25 liquidation value, 1,170,102 shares outstanding)	29,252,550

Net Assets Attributable to Common Shareholders
$117,205,967

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$255,581,611
Total accumulated loss	(138,375,644)

Net Assets	$117,205,967

Net Asset Value per Common Share:
($117,205,967 ÷ 20,801,934 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$5.63

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $85,995)	$1,374,434
Interest	144,248

Total Investment Income	1,518,682

Expenses:
Investment advisory fees	700,688
Dividend expense on securities sold short	67,041
Payroll expenses	64,570
Legal and audit fees	49,768
Shareholder communications expenses	48,760
Trustees’ fees	37,543
Accounting fees	22,500
Shareholder services fees	17,672
Custodian fees	12,319
Interest expense	95
Service fees for securities sold short (See Note 2)	1,098
Miscellaneous expenses	56,278

Total Expenses	1,078,332

Less:
Expenses paid indirectly by broker (See Note 3)	(1,062)

Net Expenses	1,077,270

Net Investment Income	441,412

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency:
Net realized gain on investments	4,222,839
Net realized gain on securities sold short	1,773,731
Net realized gain on written options	1,705,596
Net realized loss on foreign currency transactions	(17,706)

Net realized gain on investments, securities sold short, written options, and foreign currency transactions	7,684,460

Net change in unrealized appreciation/depreciation:
on investments	(9,120,475)
on written options	(3,002,974)
on foreign currency translations	956

Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	(12,122,493)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency	(4,438,033)

Net Increase in Net Assets Resulting from Operations	(3,996,621)

Total Distributions to Preferred Shareholders	(761,548)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(4,758,169)

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income	$441,412	$563,986
Net realized gain/(loss) on investments, securities sold short, written options, and foreign currency transactions	7,684,460	(8,131,531)
Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	(12,122,493)	30,780,378

Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,996,621)	23,212,833

Distributions to Preferred Shareholders:
Accumulated earnings	(761,548)*	(979,208)
Return of capital	—	(545,902)

Total Distributions to Preferred Shareholders	(761,548)	(1,525,110)

Net Increase/(Decrease) in Net Asset Attributable to Common Shareholders Resulting from Operations	(4,758,169)	21,687,723

Distributions to Common Shareholders:
Accumulated earnings	(6,142,211)*	—
Return of capital	(125,351)*	(12,537,566)

Total Distributions to Common Shareholders	(6,267,562)	(12,537,566)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	82,569	43,666
Net increase in net assets from repurchase of preferred shares	8,667	24,115
Net decrease from repurchase of common shares	(528,974)	(14,314)

Net Increase/(Decrease) in Net Assets from Fund Share Transactions	(437,738)	53,467

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(11,463,469)	9,203,624

Net Assets Attributable to Common Shareholders:
Beginning of year	128,669,436	119,465,812

End of period	$117,205,967	$128,669,436

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016		2015
Operating Performance:
Net asset value, beginning of year	$6.16		$5.72	$7.11	$7.14	$6.49		$8.75

Net investment income	0.02		0.03	0.06	0.05	0.01		0.02
Net realized and unrealized gain/(loss) on investments, securities sold short, written options, and foreign currency transactions		(0.21)	1.08	(0.78)	0.59	1.47		(1.44)

Total from investment operations		(0.19)	1.11	(0.72)	0.64	1.48		(1.42)

Distributions to Preferred Shareholders: (a)
Net investment income	—		(0.05)	(0.06)	(0.01)	—		—
Return of capital	(0.04	)*	(0.02)	(0.01)	—	—		—

Total distributions to preferred shareholders		(0.04)	(0.07)	(0.07)	(0.01)	—		—

Distributions to Common Shareholders:
Net investment income	(0.02	)*	—	—	(0.06)	(0.03)		(0.01)
Net realized gain	(0.27	)*	—	—	—	—		—
Return of capital	(0.01	)*	(0.60)	(0.60)	(0.54)	(0.81)		(0.83)

Total distributions to common shareholders		(0.30)	(0.60)	(0.60)	(0.60)	(0.84)		(0.84)

Fund Share Transactions:
Increase in net asset value from common share transactions	0.00	(b)	0.00 (b)	—	0.00 (b)	0.01		0.00 (b)
Increase in net asset value from repurchase of common shares	0.00	(b)	0.00 (b)	—	—	—		—
Increase in net asset value from repurchase of preferred shares	0.00	(b)	0.00 (b)	0.00 (b)	—	—		—
Offering costs for preferred shares charged to paid-in capital	—		—	—	(0.06)	—		—

Total fund share transactions	0.00	(b)	0.00 (b)	0.00 (b)	(0.06)	0.01		0.00 (b)

Net Asset Value, End of Period	$5.63		$6.16	$5.72	$7.11	$7.14		$6.49

NAV total return†		(3.10)%	19.04%	(11.75)%	8.29%	23.53%		(17.57)%

Market value, end of period	$4.81		$5.96	$4.95	$6.71	$6.67		$5.73

Investment total return††		(14.21)%	33.64%	(18.56)%	9.59%	31.52%		(19.98)%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$146,459		$158,002	$149,051	$178,668	—		—
Net assets attributable to common shares, end of period (in 000’s)	$117,206		$128,669	$119,466	$148,668	$149,032		$135,914
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	0.79	%(c)	0.45%	0.93%	0.74%	0.20%		0.21%
Ratio of operating expenses to average net assets attributable to common shares(d)(e)(f)	1.93	%(c)	1.72%	1.68%	1.38%	1.37	%(g)	1.36%
Portfolio turnover rate		57.8%	108.6%	166.9%	237.9%	183.0%		58.0%

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Cumulative Preferred Shares:
5.200% Series A Preferred(h)
Liquidation value, end of period (in 000’s)	$29,253	$29,333	$29,585	$30,000	—	—
Total shares outstanding (in 000’s)	1,170	1,173	1,183	1,200	—	—
Liquidation preference per share	$ 25.00	$ 25.00	$ 25.00	$ 25.00	—	—
Average market value(i)	$ 25.06	$ 24.66	$ 23.56	$ 24.92	—	—
Asset coverage per share	$125.17	$134.66	$125.95	$148.89	—	—
Asset Coverage	501%	539%	504%	596%	—	—

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(e)

Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018 and 2017, would have been 1.53%, 1.39%, 1.38% and 1.33%, respectively.

(f)

Ratio of operating expenses to average net assets attributable to common shares excluding interest and dividend expense and service fees on securities sold short for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, and 2016 was 1.81%, 1.69%, 1.67%, 1.36%, and 1.36%, respectively, and 1.43%, 1.36%, 1.37%, and 1.31% including liquidation value of preferred shares for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018 and 2017. For the year ended December 31, 2015, the effect on the expense ratios was minimal.

(g)

For the year ended December 31, 2016, the ratio of operating expenses to average net assets excluded dividend expense and service fees on securities sold short. Including dividend expense and service fees on securities sold short, for the year ended December 31, 2016, the ratio of operating expenses to average net assets would have been 1.39%.

(h)	The 5.200% Series A was issued October 26, 2017.
(i)	Based on weekly prices.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Natural Resources, Gold & Income Trust (the Fund) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on June 26, 2008 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on January 27, 2011.

The Fund’s primary investment objective is to provide a high level of current income from interest, dividends, and option premiums. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing at least 80% of its assets in equity securities of companies principally engaged in the natural resources and gold industries. As part of its investment strategy, the Fund intends to generate current income from short term gains through an option strategy of writing (selling) covered call options of the equity securities in its portfolio. The Fund may invest in the securities of companies located anywhere in the world.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$135,951,996	—	$135,951,996
Rights (a)	—	$61,740	61,740
Convertible Corporate Bonds (a)	—	810,401	810,401
U.S. Government Obligations	—	24,952,018	24,952,018
TOTAL INVESTMENTS IN SECURITIES	$135,951,996	$25,824,159	$161,776,155
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(3,221,346)	$(10,471,628)	$(13,692,974)
Put Options Written	(147,502)	(441,722)	(589,224)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(3,368,848)	$(10,913,350)	$(14,282,198)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2020 or December 31, 2019.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current ids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2020, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2020 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2020 had an average monthly market value of approximately $9,019,750.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2020, the Fund’s derivative liabilities (by type) were as follows:

	Gross Amounts of	Gross Amounts
	Recognized Liabilities	Available for	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in
	Statement of	Statement of Assets	the Statement of
	Assets and Liabilities	and Liabilities	Assets and Liabilities
Liabilities
OTC Equity Written Options	$9,316,530	—	$9,316,530

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund as of June 30, 2020:

		Net Amounts Not Offset in the Statement of
		Assets and Liabilities
	Net Amounts of
	Liabilities Presented in
	the Statement of Assets	Securities Pledged	Cash Collateral
	and Liabilities	as Collateral	Pledged	Net Amount
Counterparty
Pershing LLC	$(9,028,391)	$9,028,391	—	—
Morgan Stanley	(245,501)	245,501	—	—
The Goldman Sachs Group, Inc.	(42,638)	42,638	—	—

Total	$(9,316,530)	$9,316,530	—	—

As of June 30, 2020, the value of options purchased that were held with equity risk exposure can be found in the Statement of Assets and Liabilities under Assets, within investments at value. The value of equity options written can be found in the Statement of Assets and Liabilities, under Liabilities, Options written, at value. For the six months ended June 30, 2020, the effect of options purchased with equity risk exposure can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency, within Net realized gain on investments and Net change in unrealized appreciation/depreciation on investments. The effect of equity options written can be found in the Statement of Operations under Net Realized and Unrealized Gain/Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency, within Net realized gain on written options, and Net change in unrealized appreciation/depreciation on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. For the six months ended June 30, 2020, the Fund incurred $1,098 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. As of June 30, 2020, the Fund did not hold restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.200% Series A Cumulative Preferred Shares (Series A Preferred) are accrued on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

	Common	Preferred
Distributions paid from:

Ordinary income	—	$979,208
Return of capital	$12,537,566	545,902

Total distributions paid	$12,537,566	$1,525,110

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments, written options, and the related net unrealized depreciation at June 30, 2020:

		Gross	Gross
	Cost/	Unrealized	Unrealized	Net Unrealized
	Premiums	Appreciation	Depreciation	Depreciation
Investments and derivative instruments	$183,271,837	$15,342,630	$(51,120,510)	$(35,777,880)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2020, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2020, the Fund paid $18,634 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,062.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2020, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2020, the Fund accrued $64,570 in Payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman and the Lead Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government obligations, aggregated $74,864,980 and $76,343,164, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2020 and the year ended December 31, 2019, the Fund repurchased and retired 113,998 and 2,800 of its common shares at an investment of $528,974 and $14,314 and an average discount of approximately 14.71% and 13.96% from its NAV.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Transactions in common shares of beneficial interest for the six months ended June 30, 2020 and year ended December 31, 2019 were as follows:

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
	Shares	Amount	Shares	Amount
Net increase in net assets from common shares issued upon reinvestment of distributions	13,820	$82,569	7,402	$43,666
Net decrease from repurchase of common shares	(113,998)	(528,974)	(2,800)	(14,314)

Net increase/(decrease)	(100,178)	$(446,405)	4,602	$29,352

As of June 30, 2020, after considering the Series A Preferred offering, the Fund has approximately $170 million available for issuance of common or preferred shares under the current shelf registration.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. On October 26, 2017, the Fund issued 1,200,000 shares of 5.200% Series A Cumulative Preferred Shares (Series A Preferred), receiving $28,851,132, after the deduction of offering expenses of $203,868 and underwriting fees of $945,000. The liquidation value of the Series A Preferred is $25 per share. The Series A Preferred has an annual dividend rate of 5.200%. The Series A Preferred is non callable before October 26, 2022. The Board has authorized the repurchase of the Series A Preferred in the open market at prices less than $25 liquidation value per share. During the six months ended June 30, 2020 and year ended December 31, 2019, the Fund repurchased and retired 3,200 and 10,098 of the Series A Preferred shares in the open market at an investment of $70,733 and $228,335 and an average discount of approximately 11.95% and 9.59% from its liquidation preference, respectively. At June 30, 2020, 1,170,102 shares were outstanding and accrued dividends amounted to $21,127.

The Series A Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series A Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 11, 2020 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 11, 2020. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Michael J. Melarkey and Anthonie C. van Ekris as Trustees of the Fund, with a total 16,169,236 votes, 16,143,842 votes in favor of these Trustees, and a total of 573,692 votes, 599,086 votes withheld for these Trustees, respectively.

James P. Conn, Anthony S. Colavita, Vincent D. Enright, Frank J. Fahrenkopf, Jr., William F. Heitmann, Kuni Nakamura and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

Carter W. Austin

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GNT Q2/2020

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2020 through 01/31/2020	Common – 2,800 Preferred Series A – N/A	Common – $4.9415 Preferred Series A – N/A	Common – 2,800 Preferred Series A –N/A	Common – 20,908,989 Preferred Series A – 1,173,302

Month #2 02/01/2020 through 02/29/2020	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 20,915,932 Preferred Series A –1,173,302

Month #3 03/01/2020 through 03/31/2020	Common – 9,100 Preferred Series A – 3,200	Common – $4.0457 Preferred Series A – $22.0276	Common – 9,100 Preferred Series A – 3,200	Common – 20,915,932 - 9,100 = 20,906,832 Preferred Series A – 1,173,302 - 3,200 = 1,170,102
Month #4 04/01/2020 through 04/30/2020	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 20,906,832 Preferred Series A – 1,170,102
Month #5 05/01/2020 through 05/31/2020	Common – 40,800 Preferred Series A – N/A	Common – $4.7139 Preferred Series A – N/A	Common – 40,800 Preferred Series A – N/A	Common – 20,906,832 - 40,800 = 20,866,032 Preferred Series A – 1,170,102
Month #6 06/01/2020 through 06/30/2020	Common – 64,098 Preferred Series A – N/A	Common – $4.6661 Preferred Series A – N/A	Common – 64,098 Preferred Series A – N/A	Common – 20,866,032 -64,098 = 20,801, 934 Preferred Series A – 1,170,102
Total	Common – 113,998 Preferred Series A – 3,200	Common – $4.5564 Preferred Series A – $22.0276	Common – 113,998 Preferred Series A – 3,200	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)* /s/ Bruce N. Alpert

                                               Bruce N. Alpert, Principal Executive Officer

Date September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert

                                               Bruce N. Alpert, Principal Executive Officer

Date September 4, 2020

By (Signature and Title)* /s/ John C. Ball

                                               John C. Ball, Principal Financial Officer and Treasurer

Date September 4, 2020

* Print the name and title of each signing officer under his or her signature.